IFRS 7 Disclosures - Schedule of Potential Immediate Impact on MLI's MCCSR Ratio Arising from Public Equity Returns Different than Expected Return for Policy Liability Valuation (Parenthetical) (Detail)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Potential Immediate Impact on MCCSR by Changes to Public Equity Returns [Abstract]
Interval percentage of which impact of rebalancing equity hedges for dynamically hedged variable annuity guarantee best estimate liabilities	5.00%	5.00%